PROFORMA CONDENSED COMBINED BALANCE SHEETS (Details) (Parenthetical) - USD ($)	May 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class A Voting [Member]
ProformaCondensedCombinedBalanceSheetsLineItems [Line Items]
Units authorized	975,000		975,000	1,000,000
Shares issued	975,000		975,000	1,000,000
Shares outstanding	975,000	975,000	975,000	1,000,000
Class B Non-Voting [Member]
ProformaCondensedCombinedBalanceSheetsLineItems [Line Items]
Units authorized	25,000		25,000	0
Shares issued	25,000		25,000	0
Shares outstanding	25,000	25,000	25,000	0
Accounting Acquiror [Member]
ProformaCondensedCombinedBalanceSheetsLineItems [Line Items]
Accounts receivable, net of allowance			$ 0
Units authorized	250,000,000		250,000,000
Shares issued	42,470,000		39,970,000
Shares outstanding	42,470,000		39,970,000
Accounting Acquiror [Member] | Class A Voting [Member]
ProformaCondensedCombinedBalanceSheetsLineItems [Line Items]
Units authorized	1,000,000		1,000,000
Shares issued	1,000,000		1,000,000
Shares outstanding	1,000,000		1,000,000
Accounting Acquiror [Member] | Class B Non-Voting [Member]
ProformaCondensedCombinedBalanceSheetsLineItems [Line Items]
Units authorized	25,000		25,000
Shares issued	25,000		25,000
Shares outstanding	25,000		25,000
Legal Acquiror [Member]
ProformaCondensedCombinedBalanceSheetsLineItems [Line Items]
Accounts receivable, net of allowance		$ 0
Units authorized	250,000,000	250,000,000
Shares issued	42,470,000	39,970,000
Shares outstanding	42,470,000	39,970,000
Legal Acquiror [Member] | Class A Voting [Member]
ProformaCondensedCombinedBalanceSheetsLineItems [Line Items]
Units authorized	1,000,000	1,000,000
Shares issued	1,000,000	1,000,000
Shares outstanding	1,000,000	1,000,000
Legal Acquiror [Member] | Class B Non-Voting [Member]
ProformaCondensedCombinedBalanceSheetsLineItems [Line Items]
Units authorized	25,000	25,000
Shares issued	25,000	25,000
Shares outstanding	25,000	25,000
Adjustments [Member]
ProformaCondensedCombinedBalanceSheetsLineItems [Line Items]
Accounts receivable, net of allowance			$ 0
Units authorized	250,000,000		250,000,000
Shares issued	42,470,000		39,970,000
Shares outstanding	42,470,000		39,970,000
Adjustments [Member] | Class A Voting [Member]
ProformaCondensedCombinedBalanceSheetsLineItems [Line Items]
Units authorized	1,000,000		1,000,000
Shares issued	1,000,000		1,000,000
Shares outstanding	1,000,000		1,000,000
Adjustments [Member] | Class B Non-Voting [Member]
ProformaCondensedCombinedBalanceSheetsLineItems [Line Items]
Units authorized	25,000		25,000
Shares issued	25,000		25,000
Shares outstanding	25,000		25,000
Pro Forma [Member]
ProformaCondensedCombinedBalanceSheetsLineItems [Line Items]
Accounts receivable, net of allowance			$ 0
Units authorized	250,000,000		250,000,000
Shares issued	42,470,000		39,970,000
Shares outstanding	42,470,000		39,970,000
Pro Forma [Member] | Class A Voting [Member]
ProformaCondensedCombinedBalanceSheetsLineItems [Line Items]
Units authorized	1,000,000		1,000,000
Shares issued	1,000,000		1,000,000
Shares outstanding	1,000,000		1,000,000
Pro Forma [Member] | Class B Non-Voting [Member]
ProformaCondensedCombinedBalanceSheetsLineItems [Line Items]
Units authorized	25,000		25,000
Shares issued	25,000		25,000
Shares outstanding	25,000		25,000